3. Cash (Details - Cash available) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Credit requirement	$ 2,933,484	$ 6,113,160
Available credit	5,547,640	14,986,492
Cash in trading accounts	$ 8,481,124	$ 21,099,652	$ 19,032,702	$ 10,484,448